STATEMENT OF OPERATIONS - USD ($)			2 Months Ended	3 Months Ended		8 Months Ended
		Feb. 12, 2020	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
STATEMENT OF OPERATIONS
Formation and operating costs		$ 1,000		$ 462,905		$ 584,134
Net loss		$ (1,000)	$ (1,000)	$ (327,036)	$ (63,099)	$ (391,135)
Weighted average shares outstanding, basic and diluted		9,000,000
Basic and diluted net loss per common share	[1]	$ 0.00

[1]	Excludes an aggregate of up to 1,350,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares. See Note 5.